SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Restated consolidated statements of operations and comprehensive income (FY) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue	$ 166,403	$ 179,619	$ 333,342	$ 394,661	$ 186,387
Cost of revenue	$ (136,754)	$ (110,622)	$ (250,090)	$ (153,255)	(209,564)
Previously reported
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue					168,850
Cost of revenue					(192,027)
Adjustment | Sale of mining machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenue					17,537
Cost of revenue					$ (17,537)